Statement of Operations (USD $)	12 Months Ended		25 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
Statement of Operations [Abstract]
REVENUES
EXPENSES
General and Administrative	4,138	3,998	8,236
Professional Fees	5,450	6,486	15,436
Total Expenses	9,588	10,484	23,672
Loss Before Income Taxes	(9,588)	(10,484)	(23,672)
Provision for Income Taxes
Net Loss	$ (9,588)	$ (10,484)	$ (23,672)
PER SHARE DATA:
Basic and diluted loss per common share
Basic and diluted weighted Average Common shares outstanding	9,524,247	9,029,726